Provisions for Contingent Loans Credit Risk (Details) - Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s - Warranty By Endorsement And Sureties [Member] - CLP ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal	$ 13,468,365	$ 12,761,786
Substandard	51,625	99,058
Non-complying	27,445	29,951
Total	13,547,435	12,890,795
Stage 1 - Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal	4,775,026	4,622,212
Substandard
Non-complying
Total	4,775,026	4,622,212
Stage 1 - Group [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal	8,422,110	7,908,219
Substandard
Non-complying
Total	8,422,110	7,908,219
Stage 2 - Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal	16,665	7,494
Substandard	51,625	99,058
Non-complying
Total	68,290	106,552
Stage 2 - Group [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal	254,564	223,861
Substandard
Non-complying
Total	254,564	223,861
Stage 3 - Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal
Substandard
Non-complying	18,861	17,709
Total	18,861	17,709
Stage 3 - Group [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal
Substandard
Non-complying	8,584	12,242
Total	$ 8,584	$ 12,242